Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014	May 31, 2014	May 31, 2013
Operating expenses:
General and administrative	$ 750,648	$ 915,970	$ 2,075,521	$ 2,255,448	$ 3,106,678	$ 6,204,865
Amortization and depreciation	90,157	88,072	270,197	263,692	352,429	222,684
Research and development	2,264,064	1,655,914	6,414,531	2,387,866	3,981,468	619,838
Legal fees	187,582	215,611	478,466	570,425	672,153	946,030
Total operating expenses	3,292,451	2,875,567	9,238,715	5,477,431	8,112,728	7,993,417
Operating loss	(3,292,451)	(2,875,567)	(9,238,715)	(5,477,431)	(8,112,728)	(7,993,417)
Interest income	338	3,197	2,026	5,591	7,767	1,167
Gain on settlement of accounts payable		97,253		111,199	183,944	372,759
Change in fair value of derivative liability	1,261,545		455,970
Interest expense:
Amortization of discount on convertible debt	(254,485)	(402,467)	(1,298,825)	(3,449,868)	(3,807,320)	(1,703,616)
Amortization of discount on related party convertible notes	(143,012)		(203,711)
Amortization of debt issuance costs		(3,332)		(120,000)	(120,000)
Inducement interest	(202,295)		(555,628)	(193,160)	(193,160)
Interest on debt	(91,293)	(93,481)	(246,204)	(505,032)	(583,076)	(245,194)
Total interest expense	(691,085)	(499,280)	(2,304,368)	(4,074,900)	(4,510,396)	(1,948,810)
Loss before income taxes	(2,721,653)	(3,274,397)	(11,085,087)	(9,435,541)	(12,431,413)	(9,568,301)
Provision for taxes on income	0	0	0	0	0	0
Net loss	(2,721,653)	(3,274,397)	(11,085,087)	(9,435,541)	(12,431,413)	(9,568,301)
Constructive preferred stock dividends					0	0
Convertible preferred stock dividends						(2,190)
Net loss applicable to common shareholders					$ (12,431,413)	$ (9,570,491)
Basic and diluted loss per share	$ (0.05)	$ (0.06)	$ (0.19)	$ (0.22)	$ (0.27)	$ (0.32)
Basic and diluted weighted average common shares outstanding	58,961,254	55,472,263	56,985,042	43,786,195	46,900,643	29,942,393